Other Income - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Other Income [Line Items]
Exchange gains on trade receivables	€ 1,985
Other operating income recognized as financial income		€ 38
Other income	€ 10,122	€ 7,425	[1]	€ 6,737	[1]
Percentage of employment tax credit		6.00%		7.00%
Maximum percentage of employment tax credit to French minimum wage.		250.00%		250.00%
CICE Employment Tax Credit
Disclosure Of Other Income [Line Items]
Other income		€ 122		€ 170

[1]	The Group applied IFRS16 ”leases” from January 1, 2019 using the modified retrospective method and therefore, the comparative information for 2017 and 2018 has not been restated . The impact of this application is presented in note 4.7